UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southhampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Chief Compliance Officer
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     April 18, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $157,674 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    14401   134984 SH       SOLE                    59200        0    75784
AT&T INC                       COM              00206R102     8868   224911 SH       SOLE                   111872        0   113039
BANK OF AMERICA CORPORATION    COM              060505104     7106   139286 SH       SOLE                    75430        0    63856
BIG LOTS INC                   COM              089302103    13405   428540 SH       SOLE                   191375        0   237165
BRISTOL MYERS SQUIBB CO        COM              110122108     5518   198762 SH       SOLE                    88375        0   110387
CITIGROUP INC                  COM              172967101     6168   120146 SH       SOLE                    61939        0    58207
CONAGRA FOODS INC              COM              205887102     5678   227926 SH       SOLE                   106200        0   121726
DILLARDS INC                   CL A             254067101     1869    57096 SH       SOLE                     9900        0    47196
DIRECTV GROUP INC              COM              25459L106     7299   316400 SH       SOLE                   138800        0   177600
DOW CHEM CO                    COM              260543103     6677   145600 SH       SOLE                    72825        0    72775
DU PONT E I DE NEMOURS & CO    COM              263534109     5766   116654 SH       SOLE                    53175        0    63479
EASTMAN KODAK CO               COM              277461109     4796   212528 SH       SOLE                    95125        0   117403
GENERAL MTRS CORP              COM              370442105     6915   225679 SH       SOLE                   110925        0   114754
HEINZ H J CO                   COM              423074103     7045   149505 SH       SOLE                    73725        0    75780
ISHARES TR                     RUSSELL 2000     464287655      241     3030 SH       SOLE                        0        0     3030
KOHLS CORP                     COM              500255104     2160    28200 SH       SOLE                     5500        0    22700
LILLY ELI & CO                 COM              532457108     5909   110025 SH       SOLE                    55375        0    54650
MERCK & CO INC                 COM              589331107     6550   148292 SH       SOLE                    68525        0    79767
MIDCAP SPDR TR                 UNIT SER 1       595635103      288     1860 SH       SOLE                        0        0     1860
NUCOR CORP                     COM              670346105    10429   160121 SH       SOLE                    68375        0    91746
NVIDIA CORP                    COM              67066G104     7972   277000 SH       SOLE                   123325        0   153675
OFFICEMAX INC DEL              COM              67622P101     2220    42087 SH       SOLE                     7925        0    34162
ORACLE CORP                    COM              68389X105     1878   103575 SH       SOLE                    18200        0    85375
PACTIV CORP                    COM              695257105     1591    47150 SH       SOLE                    10200        0    36950
PFIZER INC                     COM              717081103     5171   204706 SH       SOLE                    91625        0   113081
WELLS FARGO & CO NEW           COM              949746101     5381   156296 SH       SOLE                    71925        0    84371
WEYERHAEUSER CO                COM              962166104     6373    85275 SH       SOLE                    44225        0    41050